GENERAL AND ADMINISTRATIVE EXPENSE - General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Salaries and benefits	$ 16,067	$ 11,041
Consulting and professional fees	4,076	2,391
Insurance	1,584	616
Computer	1,133	900
Travel	291	1,100
Office and other expenses	1,475	2,067
General and administrative expense	$ 24,626	$ 18,115